Shareholders' Equity (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - $ / shares		1 Months Ended			6 Months Ended	7 Months Ended	12 Months Ended
	Sep. 17, 2020	Sep. 17, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 08, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued					9,158,454	8,824,344	8,824,344	6,250,000
Stock split description				In July 2020, the Company performed a 1.23 share split resulting in the Sponsor holding an aggregate of 7,687,500 Founder Shares.
Shares issued						31,750,000	31,750,000
Shares forfeiture		937,500				937,500
Ordinary stock, issued shares					31,750,000	31,750,000	31,750,000
Ordinary stock, outstanding shares					31,750,000		31,750,000
Shares subject to possible redemption					22,591,546	22,925,656	22,925,656
Option purchase			40,000			40,000
Exercise price (in Dollars per share)			$ 10.00			$ 10.00	$ 10.00
Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued				7,687,500	6,750,000	6,750,000	6,750,000
Shares forfeiture				937,500
Ordinary Shares
Shareholders' Equity (Details) [Line Items]
Shares forfeiture	937,500
Public Shares [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued					25,000,000	25,000,000	25,000,000